Capitalization of Interest (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization [Line Items]
Allowance for borrowed funds	628	155
Allowance for equity funds	1,108	236
Total	2,772	478
Non Regulated Property
Schedule of Capitalization [Line Items]
Interest capitalized	1,036	87